Offerings - Offering: 1	May 12, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share ("Common Stock")
Amount Registered | shares	2,884,615
Proposed Maximum Offering Price per Unit | $ / shares	52
Maximum Aggregate Offering Price	$ 149,999,980
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715
Offering Note

1
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” in the registrant’s Registration Statement on Form S-3 (File No. 333-278041), in accordance with Rules 456(b) and 457(r) under the Securities Act.